Summary of Significant Accounting Policies - Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares for outstanding warrants (in Shares)	1,750,967	1,750,967	657,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares for outstanding warrants (in Shares)	5,867,045	5,867,045